SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2021
SIGNIFICANT ACCOUNTING POLICIES
Basis of presentation

(a)  Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) to reflect the financial position, results of operations and cash flows of the Group. Significant accounting policies followed by the Group in the preparation of the consolidated financial statements are summarized below.

Principle of consolidation

(b)  Principle of consolidation

The Group’s consolidated financial statements include the financial statements of the Company, its subsidiaries and VIEs for which the Company or its subsidiary is the primary beneficiary.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting powers; or has the power to appoint or remove the majority of the members of the board of directors; or to cast a majority of votes at the meeting of directors; or has the power to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

Use of estimates

(c)  Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent assets and liabilities at the balance sheet date, and the reported revenue and expenses during the reported period in the consolidated financial statements and accompanying notes.

Significant accounting estimates reflected in the Group’s consolidated financial statements include fair value of option liability and embedded conversion feature and valuation and recognition of share-based compensation expenses. Actual results could differ from those estimates, and such differences may be material to the consolidated financial statements.

Functional currency and foreign currency translation

(d)  Functional currency and foreign currency translation

The Group uses Renminbi (“RMB”) as its reporting currency. The functional currency of the Company and its subsidiaries incorporated in Hong Kong and Cayman Islands is United States dollar (“US$”), while the functional currency of the Group’s entities in PRC is RMB, which is their respective local currency. In the consolidated financial statements, the financial information of the Company and its subsidiaries, which use US$ as their functional currency, have been translated into RMB. Assets and liabilities are translated at the exchange rates on the balance sheet date, equity amounts are translated at historical exchange rates, and revenues, expenses, gains, and losses are translated using the average exchange rates for the period. Translation adjustments arising from these are reported as foreign currency translation adjustments and are shown as a component of other comprehensive loss in the consolidated statement of operations and comprehensive loss.

Foreign currency transactions denominated in currencies other than functional currency are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the balance sheet date are remeasured at the applicable rates of exchange in effect at that date. Foreign exchange gains and losses resulting from the settlement of such transactions and from remeasurement at year-end are recognized in other income/(expense), net in the consolidated statement of operations and comprehensive loss.

Convenience translation

(e)  Convenience translation

Translations of the consolidated balance sheets, the consolidated statements of operations and comprehensive loss and the consolidated statements of cash flows from RMB into US$ as of and for the year ended December 31, 2021 are solely for the convenience of the readers and were calculated at the rate of US$1.00=RMB6.3726, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 30, 2021. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 30, 2021, or at any other rate.

Cash, cash equivalents and restricted cash

(f)  Cash, cash equivalents and restricted cash

Cash includes cash on-hand and deposits held by financial institutions that can be withdrawn without limitation. Cash equivalents represent highly liquid investments placed with banks with original maturities of three months or less. As of December 31, 2020 and 2021, the Group had cash held in accounts managed by online payment platforms such as Ali Pay and WeChat Pay in connection with the collection of products sales for a total amount of RMB 24.4 million, and RMB 32.7million, respectively, which have been classified as cash and cash equivalents on the consolidated financial statements.

Cash that is restricted as to withdrawal for use or pledged as security is reported separately on the presentation of the consolidated balance sheets. The Group’s restricted cash primarily represents security deposits held in designated bank accounts for issuance of bank acceptance and prepaid cards.

The reconciliation of Cash, cash equivalents and restricted cash balance for the year ended December 31, 2019, 2020 and 2021 is as below:

	For the year ended December 31,
	2019	2020	2021	2021
				US$
	RMB	RMB	RMB	Note 2(e)

Cash, cash equivalents and restricted cash at beginning of the year
Including:
Cash, cash equivalents at beginning of the year	2,611,345	553,140	866,113	135,912
Restricted cash at beginning of the year	1,471	7,958	56,269	8,829
Total	2,612,816	561,098	922,382	144,741
Cash, cash equivalents and restricted cash at end of the year
Including:
Cash, cash equivalents at end of the year	553,140	866,113	1,060,969	166,489
Restricted cash at end of the year	7,958	56,269	35,702	5,602
Total	561,098	922,382	1,096,671	172,091

Short-term investments

(g)  Short-term investments

Short-term investments include the wealth management products, which are issued by commercial banks and other assets management company. For wealth management products with a variable interest rate indexed to the performance of underlying assets or principal not guaranteed, the Company elected the fair value method at the date of initial recognition and carried these investments subsequently at fair value. Fair value is estimated primarily based on quoted prices of similar financial products provided by commercial bank or assets management company at the end of each period. Changes in the fair value are reflected in the consolidated statements of operations and comprehensive loss as “Interest income/(expense), net and Changes in fair value of short-term investments”.

Accounts receivable, net

(h)  Accounts receivable, net

Accounts receivable, net are stated at the historical carrying amount net of allowance for doubtful accounts. The accounts receivable primarily include receivables from third party market place platforms who collect the payment from customers on behalf of the Company as well as from receivables from enterprise customers, which are settled in accordance with credit term mutually agreed.

The Group records an allowance for credit losses for accounts receivable for the amounts that may not be collected. Before January 1, 2021, the Group determined the allowance for doubtful accounts on an individual basis taking into consideration various factors including but not limited to historical collection experience and creditworthiness of the debtors as well as the age of the individual receivables balance. Additionally, the Group makes specific bad debt provisions based on any specific knowledge the Group has acquired that might indicate that an account is uncollectible. Accounts receivable balances are written off after all collection efforts have been exhausted.

From January 1, 2021, the Group determines the expected credit losses provisions based on ASU No. 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (‘‘ASC 326’’) using a modified retrospective approach which did not have a material impact on the opening balance of accumulated deficit.

The Group’s accounts receivable and other receivables are within the scope of ASC 326. The Group has identified the relevant risk characteristics of its customers and the related receivables and other receivables which include size, type of the service or the products the Group provides, or a combination of these characteristics. Receivables with similar risk characteristics have been grouped into pools. For each pool, the Group considers the historical credit losses experience, current economic conditions, supportable forecasts of future economic conditions, and any recoveries in assessing the lifetime expected credit losses. Other key factors that influence the expected credit losses analysis include customer demographics, payment terms offered in the normal course of business to customers, and industry-specific factors that could impact the Group’s receivables. Additionally, external data and macroeconomic factors are also considered. This is assessed at each quarter based on the Group’s specific facts and circumstances. All forward-looking statements are, by their nature, subject to risks and uncertainties, many of which are beyond the Group’s control. Primarily as a result of the macroeconomic and market turmoil, the Group updated the model based on the continuously monitoring result and took the latest available information into consideration. As of December 31, 2021, the balance of allowances for credit losses of time deposits, accounts receivables, and other receivables are immaterial to the consolidated financial statements for the year ended December 31, 2021.

Inventories, net

(i)   Inventories, net

Inventories consist of products available for sale are stated at the lower of cost or net realizable value. Cost is determined using the moving weighted average method. Provisions are made for excessive, slow moving, expired and obsolete inventories as well as for inventories with carrying values in excess of market. Certain factors could impact the realizable value of inventory, so the Group continually evaluates the recoverability based on assumptions about customer demand and market conditions. The evaluation may take into consideration historical usage, inventory aging, expiration date, expected demand, anticipated sales price, product obsolescence and other factors. The provision is equal to the difference between the cost of inventory and the estimated net realizable value based upon assumptions about future demand and market conditions.

Property and equipment, net

(j)   Property and equipment, net

Property and equipment, net carried at cost less accumulated depreciation and impairment, if any. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Category	Estimated useful lives
Warehouse cabinet and equipment	2-5 years
Office furniture and electronic equipment	3-5 years
Leasehold improvements	Shorter of the term of the lease or the estimated useful lives of the assets

Repairs and maintenance costs are charged to expenses as incurred, whereas the costs of renewals and betterment that extend the useful lives of property and equipment are capitalized as additions to the related assets. The Group recognizes the gain or loss on the disposal of property and equipment in the consolidated statements of operations and comprehensive loss.

Intangible assets, net

(k) Intangible assets, net

Intangible assets purchased from third parties are initially recorded at cost and amortized on a straight-line basis over the estimated economic useful lives.

The estimated useful lives of intangible assets are as follows:

Category	Estimated useful lives
Software and others	3-10 years

Long-term investments

(l)   Long-term investments

The Group’s long-term investments primarily consist of equity investments accounted for using the measurement alternative and equity investments accounted for using the equity method.

Equity investments accounted for using the equity method

The Group accounts for its equity investments in common stock or in-substance common stock, over which it has significant influence but does not own a majority equity interest or otherwise control using the equity method. The Group adjusts the carrying amount of the investments and recognizes investment income or loss for its share of the earnings or loss of the investees after the date of investment. The Group assesses its equity investments for other-than-temporary impairment by considering factors including, but not limited to, current economic and market conditions, operating performance and prospects of the entities, including current earnings trends and undiscounted cash flows, and other entity-specific information such as recent financing rounds.

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

(l)   Long-term investments (Continued)

Equity investments accounted for using the measurement alternative

For those investments over which the Group does not have significant influence and without readily determinable fair value, the Group records them at cost, less impairment, and plus or minus subsequent adjustments for observable price changes, in accordance with ASU 2016-01, Financial Instruments-Overall: Recognition and Measurement of Financial Assets and Financial Liabilities. Under this measurement alternative, changes in the carrying value of the equity investments are required to be made whenever there are observable price changes in orderly transactions for the identical or similar investment of the same issuer.

The Group assesses these investments for impairment by considering factors including, but not limited to, current economic and market conditions, operating performance of the companies, including current earnings trends and undiscounted cash flows, and other company specific information, such as recent financing rounds. If this assessment indicates that an impairment exists, the Group estimates the fair value of the investment and writes down the investment to its fair value, taking the corresponding charge to the consolidated statements of operations and comprehensive loss.

Impairment of long-lived assets

(m) Impairment of long-lived assets

Long-lived assets are evaluated for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be fully recoverable or that the useful life is shorter than the Group had originally estimated. When these events occur, the Group evaluates the impairment for the long-lived assets by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Group recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets.

Leases

(n)  Leases

The Group accounts for leases in accordance with ASC 842, Lease (“ASC 842”), which requires lessees to recognize leases on-balance sheet and disclose key information about leasing arrangements.

The Group determines if a contract contains a lease based on whether it has the right to obtain substantially all of the economic benefits from the use of an identified asset which the Group does not own and whether it has the right to direct the use of an identified asset in exchange for consideration. Operating lease right of use assets (“ROU assets”) represent the Group’s right to use an underlying asset for the lease term and lease liabilities represent the Group’s obligation to make lease payments arising from the lease. ROU assets are recognized as the amount of the lease liability, adjusted for lease incentives received. Lease liabilities are recognized at the present value of the future lease payments at the lease commencement date. The interest rate used to determine the present value of the future lease payments is the Group’s incremental borrowing rate (‘‘IBR’’), because the interest rate implicit in most of the Group’s leases is not readily determinable. The IBR is a hypothetical rate based on the Group’s understanding of what its credit rating would be to borrow and resulting interest the Group would pay to borrow an amount equal to the lease payments in a similar economic environment over the lease term on a collateralized basis. Lease payments may be fixed or variable, however, only fixed payments or in-substance fixed payments are included in the Group’s lease liability calculation.

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

(n)  Leases (Continued)

The Group includes a right-of-use asset and lease liability related to substantially all of the Group’s lease arrangements in the consolidated balance sheets. All of the Group’s leases are operating leases. Operating lease assets are included within right-of-use assets, and the corresponding lease liabilities are included in either current or non-current liabilities.

The Group has lease agreements with lease and non-lease components and has elected to utilize the practical expedient to account for the non-lease components together with the associated lease component as a single combined lease component. The Group has elected not to present short-term leases on the consolidated balance sheets as these leases have a lease term of 12 months or less at commencement date of the lease. The Group recognizes lease expenses for such short-term lease generally on a straight-line basis over the lease term.

Revenue recognition

(o) Revenue recognition

In accordance with ASC 606, revenue is recognized when the Group satisfies a performance obligation by transferring the control of the promised good or service to the customer in an amount that reflects the consideration the Group expects to receive in exchange for those goods or services, after considering estimated sales return allowances, discount and value added tax (“VAT”). Consistent with the criteria of ASC 606, the Group follows five steps for its revenue recognition: (i) identify the contract(s) with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract, and (v) recognize revenue when (or as) the entity satisfies a performance obligation.

The Group’s revenues are primarily derived from (i) sales of products through online platform such as the Group’s own mobile applications Missfresh and Mini Program Missfresh, to a lesser extent, from third parties’ platforms, and through offline supply chain business, (ii) other revenues, including sales of products through convenience go business, Missfresh membership service revenue and others. The disaggregation of the Group’s revenues for the years ended December 31, 2019, 2020 and 2021 shown as following:

	For the year ended December 31,
	2020	2021	2021
	RMB	RMB	USD
Sales of products (formerly known as Sales of products through online platforms)	5,999,675	6,786,056	1,064,882
Other revenues	130,762	165,479	25,966
Total net revenues	6,130,437	6,951,535	1,090,848

Sales of products (formerly known as Sales of products through online platforms)

In accordance with ASC 606, the Group, as a principal, obtains control of specified goods or services before they are transferred to the customers, fulfils the promise to provide the specified products to customer, bears the risk of loss due to factors including physical damage, obsolescence, expired, etc. either before the specified products has been sold to the customers or upon return and, and determines the selling price for each product at its sole discretion. Therefore, the revenues should be recognized in the gross amount of consideration to which it expects to be entitled in exchange for the specified products transferred.

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

(o)  Revenue recognition (Continued)

The Group recognizes the revenue net of discounts and return allowances when the products are delivered, and the title is passed to customers. For sale of products through online platform, the Group reasonably estimates the possibility of return based on the historical experience. As of December 31, 2020 and 2021, liabilities for return allowance was not material to the consolidated financial statements.

The Group also sells prepaid cards which can be redeemed to purchase products on the Group’s online platform. In accordance with ASC 606, the cash collected from the sales of prepaid cards is initially recorded in deferred revenue in the consolidated balance sheets, and subsequently recorded as revenue upon the sales of the products through the redemption of the prepaid cards are completed. The Group recognized revenue from estimated unredeemed prepaid cards over the expected customer redemption periods.

Other revenues

Other revenues are mainly comprised of sales of products through convenience go business, Missfresh membership service revenue and others.

The Group recognizes the revenue from sales of products through convenience go business, where the Group sale fresh food, snacks, and beverages through the vending machines, net of discounts and return allowances when the products are picked up by the customers, and the title is passed to customers.

The Group provides Missfresh membership service to the customers with a better shopping experience and access to a variety of benefit that represent a single stand-ready obligation. Fixed membership fees are paid for at the time of or in advance of delivering the service. Revenue from such arrangement are recognized over the subscription period, usually 1-12 months.

Customer incentives and loyalty programs

The Group provides a variety of incentive programs in the form of discounted coupons to customers when 1) customers purchase the products or 2) customers refer new customer to Missfresh Platform by participating in promotion events.

●	Customer incentives to be used in current or future sales transactions

For incentives given to customers upon their qualified purchase to be used on a current or future purchase with no limitation as to the minimum value of the future purchase, the Group has determined that these incentives are considered as a separate performance obligation within the scope of ASC 606, as it represent a material rights to the customer. Therefore, the delivered products and incentives awarded are treated as two distinct performance obligations identified in the contract. The total sales consideration is allocated based on management’s best estimate of the relative standalone selling price (“SSP”) of each performance obligation. The amount allocated to incentives is deferred and recognized when the incentives are redeemed or at the incentives’ expiration, whichever occurs first.

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

(o)  Revenue recognition (Continued)

For incentives requires the customer to make future purchase of a minimum value in order to enjoy the value provided by the incentive, the rights to purchase discounted products in the future are not considered as a separate performance obligation under ASC 606, as the discount does not represent a material rights to the customer. The Group assesses the significance of the discount by considering its percentage of the total future minimum purchase value, historical usage pattern by the customers, and relative outstanding volume and monetary value of these incentives compared to the other discounts offered by the Group. These incentives are accounted for as a reduction of revenues on the future purchase.

●	Customer incentives paid to customers to exchange for distinct goods or service provided by customers

For incentives given to a customer upon their successful referral of new customers to the Group’s platform, the Group has determined that it is paying the customers for a distinct referral service. The Group will make assessment on the fair value of referral services provided by existing customers based on the market price for referral services provided by third party marketing service vendors. The Group will record the amount of these incentives granted in sales and marketing expenses to the extent of fair value for referral services received and record any excess as a deduction of revenue. The amount of incentives given to customers recorded in sales and marketing expenses were RMB58.0 million, RMB40.7 million, and RMB25.0 million (US$3.9 million) for the years ended December 31, 2019, 2020 and 2021, respectively.

Contract balances

A receivable is recorded when the Group has an unconditional right to consideration. A right to consideration is unconditional if only the passage of time is required before payment of that consideration is due. A contract asset is recorded when the Group has transferred products to the customer before payment is received or is due, and the Group’s right to consideration is conditional on future performance or other factors in the contract. No contract asset was recorded as at December 31, 2020 and 2021.

A contract liability is recorded when the Group’s obligation to transfer goods to a customer has not yet occurred but for which the Group has received consideration from the customer. Sale of products via online platform are prepaid by the customers, before the Group delivery the products. The Group presents such amounts as deferred revenue on the consolidated balance sheet. Deferred revenue related to unsatisfied performance obligations at the end of the period primarily consists of the unamortized balance of customer advance of prepaid card, which can be redeemed to purchase products on the Group’s platform. The deferred revenue is recognized based on customers’ consumption for different products. Due to the generally short-term duration of consumption, the majority of the performance obligations are satisfied in the following reporting period. The amount of revenue recognized for the years ended December 31, 2019, 2020 and 2021 that was included in the deferred revenue at the beginning of that year was RMB87.3 million, RMB 110.4 million, and RMB119.2 million (US$18.7 million), respectively.

Cost of revenues

(p)  Cost of revenues

Cost of revenues consists primarily of purchase price of products sold, inbound shipping charges, and write-downs of disposed inventories. Shipping charges to receive products from the suppliers are included in inventories and recognized as cost of revenues upon sale of the products to the customers.

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

(p)  Cost of revenues (Continued)

The Group periodically receives considerations from certain vendors, representing rebates for products sold and subsidies for the sales of the vendors’ products over a period of time. The rebates are not sufficiently separable from the Group’s purchase of the vendors’ products and they do not represent a reimbursement of costs incurred by the Group to sell vendors’ products. The Group accounts for the rebates received from its vendors as a reduction to the prices it pays for the products purchased and therefore the Group records such amounts as a reduction of cost of revenues when recognized in the consolidated statements of operations and comprehensive loss. Rebates are earned upon reaching minimum purchase thresholds for a specified period. When volume rebates can be reasonably estimated based on the Group’s past experiences and current forecasts, a portion of the rebates is recognized as the Group makes progress towards the purchase threshold.

Fulfilment expenses

(q)  Fulfilment expenses

Fulfilment expenses consist primarily of (i) expenses relating to product delivery and warehouse operation, including personnel cost, outsourced labor costs, and expenses attributable to receiving and warehousing inventories, picking, packaging, inspecting, and preparing customer orders for shipment, and delivering the products; and expenses charged by third-party couriers for dispatching and delivering products (ii) rental and depreciation expenses of DMWs and quality control centers; and (iii) expenses charged by third-party marketplace and payment processing platforms.

Sales and marketing expenses

(r)  Sales and marketing expenses

Our sales and marketing expenses primarily consist of (i) advertising and marketing promotion expenses, including online advertising expenses and incentive programs to attract or retain consumers, and labor costs and expenses for offline consumer acquisition; (ii) personnel costs for sales and marketing.

Advertising costs are expensed as incurred, and totalled RMB417.8 million, RMB354.2 million, and RMB607.9 million (US$95.4 million) for the years ended December 31, 2019, 2020 and 2021, respectively.

Technology and content

(s)  Technology and content

Technology and content primarily consist of (i) personnel cost for employees involved in designing, developing and maintaining technology platform, including share-based awards granted and; (ii) technology infrastructure costs, including bandwidth and data center costs, rentals, utilities and other expenses necessary to support our internal and external business. Research and development expenses are expensed as incurred.

General and administrative expenses

(t)  General and administrative expenses

Our general and administrative expenses primarily consist of (i) personnel costs for general corporate functions including accounting, finance, tax, legal and human relations, including share-based awards granted; and (ii) costs associated with general corporate functions including facilities and equipment depreciation expenses, rental and other general corporate related expenses.

Employee social security and welfare benefits

(u)  Employee social security and welfare benefits

Employees of the Group in the PRC are entitled to staff welfare benefits including pension, work-related injury benefits, maternity insurance, medical insurance, unemployment benefit and housing fund plans through a PRC government-mandated multi-employer defined contribution plan. The Group is required to accrue for these benefits based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government. The Group is required to make contributions to the plans out of the amounts accrued. The PRC government is responsible for the medical benefits and the pension liability to be paid to these employees, and the Group’s obligations are limited to the amounts contributed with no legal obligation beyond the contributions made. Employee social security and other welfare benefits, as part of the personnel costs, included as expenses in the consolidated statement of operations and comprehensive loss amounted to RMB151.1 million, RMB58.8 million, and RMB122.7 million (US$19.3 million) for the years ended December 31, 2019, 2020 and 2021, respectively.

Share-based compensation

(v)  Share-based compensation

The Group grants restricted shares units (“RSU”) and restricted shares to the Founders and its executives and share options to its employees (collectively, “Share-based Awards”). Such compensation is accounted for in accordance with ASC 718, Compensation—Stock Compensation. Share-based Awards with service condition only are measured at the grant date fair value of the awards and recognized as expenses using straight line method over the requisite service period. Share-based awards that are subject to both service conditions and the occurrence of an initial public offering (“IPO”) as performance condition, are measured at the grant date fair value. Cumulative share-based compensation expenses for the awards that have satisfied the service condition will be recorded upon the completion of the IPO, using the graded-vesting method. The Group elected to account for forfeitures when they occur.

The binomial option-pricing model is used to measure the value of share options. The determination of the fair value is affected by the fair value of the ordinary shares as well as assumptions regarding a number of complex and subjective variables, including the expected share price volatility, risk-free interest rates and expected dividends. The fair value of these awards was determined taking into account independent valuation advice.

Fair value

(w)  Fair value

Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurement for assets and liabilities required or permitted to be either recorded or disclosed at fair value, the Group considers the principal or most advantageous market in which it would transact, and it also considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

Level 1—Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2—Observable, market-based inputs, other than quoted prices, in active markets for identical assets or liabilities.

Level 3—Unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

(w)  Fair value(Continued)

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

The Company measures certain financial assets, including investments in privately held companies, at fair value when an impairment charge is recognized.

Income taxes

(x)  Income taxes

Current income taxes are provided on the basis of net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income taxes are accounted for using an asset and liability method. Under this method, deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purpose. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statement of operations and comprehensive loss in the period of change. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized.

Uncertain tax positions

(y)  Uncertain tax positions

The guidance on accounting for uncertainties in income taxes prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Guidance also applies to the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures. Significant judgment is required in evaluating the Group’s uncertain tax positions and determining its provision for income taxes. The Group recognizes interest and penalties, if any, under accrued expenses and other current liabilities on its consolidated balance sheet and under other income/(expense), net in its consolidated statement of operations and comprehensive loss. There were no interest and penalties associated with uncertain tax positions for the years ended December 31, 2019, 2020 and 2021. As of December 31,  2020 and 2021, the Group did not have any significant unrecognized uncertain tax positions.

Comprehensive loss

(z)  Comprehensive loss

Comprehensive loss consists of two components: net loss and other comprehensive loss, net of tax. Other comprehensive loss refers to revenue, expenses, gains and losses that are recorded as an element of shareholders’ deficit but are excluded from net loss. The Group’s other comprehensive loss consists of foreign currency translation adjustments from its subsidiaries not using the RMB as their functional currency. Comprehensive loss is reported in the consolidated statements of operations and comprehensive loss.

Loss per share

(aa) Loss per share

Basic loss per share is computed by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period using the two-class method.

Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders, as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of unvested restricted shares, ordinary shares issuable upon the exercise of outstanding share options using the treasury stock method, and ordinary shares issuable upon the conversion of convertible note, option and preferred shares using the if converted method. Ordinary equivalent shares are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be anti-dilutive.

Segment reporting

(ab) Segment reporting

Based on the criteria established by ASC 280 “Segment Reporting”, the Group’s chief operating decision maker(“CODM”) has been identified as the Chairman of the Board of Directors or the Chief-Executive Officer, who reviews consolidated results of the Group when making decisions about allocating resources and assessing performance of the Group as a whole. Hence, the Group has only one reportable segment. The Group’s long-lived assets are all located in the PRC and all of the Group’s revenues are derived from within the PRC. Therefore, no geographic information is presented.